DEFERRED TAX ASSETS AND INCOME TAXES - Components of provision for income taxes attributable to income before taxes (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current
Non-US	$ (3,383)	(21,066)	(15,058)	(21,050)
US	(2)	(12)	(1,358)	(1,179)
Deferred
US
Non-US	708	4,499	2,053	895
Income taxes	$ (2,677)	(16,579)	(14,363)	(21,334)